Provisions - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	€ 133
Other provisions	1,117	€ 984
Provision used directly	164
Provision for restoration costs [member]
Disclosure of other provisions [line items]
Other provisions	350	326
Provision used directly	4
Provision for legal disputes [member]
Disclosure of other provisions [line items]
Other provisions	605	457
Provision used directly	107
Provision for commercial risks [member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(18)
Other provisions	28	46
Provision used directly	18
Provision for taxation and tax risks [member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(26)
Other provisions	93	119
Provision used directly	31
Provision for taxation and tax risks [member] | Tim Brasil group: [member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(16)
Provision for taxation and tax risks [member] | TIM S.p.A [member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	(10)
Other provisions [member]
Disclosure of other provisions [line items]
Other provisions	9	€ 8
Provision used directly	4
Italy [member] | Provision for restoration costs [member]
Disclosure of other provisions [line items]
Other provisions	344
Italy [member] | Provision for legal disputes [member]
Disclosure of other provisions [line items]
Other provisions	518
Provision used directly	28
Italy [member] | Other provisions [member]
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	7
Brazil [member] | Provision for restoration costs [member]
Disclosure of other provisions [line items]
Other provisions	6
Brazil [member] | Provision for legal disputes [member]
Disclosure of other provisions [line items]
Other provisions	87
Provision used directly	€ 79